COMBINED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Net income (loss)		$ 492	$ (44)	$ 1
Other comprehensive income (loss) that will be reclassified to net income (loss)
Equity accounted other comprehensive income (loss)		0	44	0
Net unrealized loss on available for sale securities		(1,009)	(55)	1
Net realized gain on derivatives		29	0	0
Income tax recovery (expense)		186	0	0
Foreign currency translation		(19)	(4)	2
Other comprehensive income (loss) that will not be reclassified to net income (loss)
Defined benefit pension plan adjustment		(12)	0	0
Income tax expenses		2	0	0
Total other comprehensive (loss) income		(823)	(15)	3
Comprehensive income (loss)		(331)	(59)	4
Attributable to:
Non-controlling interests		2	0	0
Comprehensive income (loss)		(331)	(59)	4
Brookfield Corporation
Attributable to:
Comprehensive income	[1]	0	6	4
Class A exchangeable and Class B
Attributable to:
Comprehensive income	[2]	6	3	0
Class C shareholders
Attributable to:
Comprehensive income	[2]	$ (339)	$ (68)	$ 0

[1]	For the periods prior to June 28, 2021. See Note 1(b).
[2]	For the periods June 28, 2021 onward. See Note 1(b).